                        THE PAUL REVERE VARIABLE ANNUITY
                           CONTRACT ACCUMULATION FUND



                                 Annual Report



                               December 31, 1999



                                THE PAUL REVERE
                                VARIABLE ANNUITY
                               INSURANCE COMPANY


                            Worcester, Massachusetts

                              BOARD OF MANAGERS OF
                             THE ACCUMULATION FUND


                    Donald Boggs, Chairman
                    Gordon T. Miller, Vice Chairman
                    Aubrey K. Reid, Jr.
                    Joan Sadowsky
                    William J. Short



This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer or sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

To Our Contract Owners and Participants:

     The U.S. equity market had another strong year with the S&P 500 rising by a yield adjusted 21.0%. We are pleased to report that your diversified large cap growth equity portfolio outperformed the S&P 500 during the year. The accumulation unit values of the Qualified Fund and Non-Qualified Fund increased 33.7% and 37.5% respectively for the year.

     Performance for 1999 continued extremely strong for your fund and for stocks in general. The U.S. economy is now in the longest up-cycle on record and stocks have responded with record-breaking performance. The S&P 500 index returned 21.0%, which is the fifth straight greater-than-20% annual return. The strong economy and low inflation have combined to produce surprising earnings growth and high valuations. The technology sector was by far the strongest sector in 1999 with a return of 75%. Investments in computers and telecommunication equipment to enhance productivity have resulted in strong demand for the companies in this sector. For the first time since 1993 small company stocks performed as well as large company stocks.

     Year 2000 faces some problems that may reduce returns from the blistering pace of the past five years. Tight monetary and fiscal policy should slow the economy and corporate profits even while inflation may tick upward. Election year politics creates uncertainty. On the positive side, we are in the midst of a telecommunications revolution that will continue to produce enormous productivity for years to come. If that productivity relieves the inflation stresses on the economy, the markets can continue to advance.



                              Sincerely,

                              /s/Don Boggs
                              ------------
                              Don Boggs
                              Chairman, Board of Managers
                              The Paul Revere Variable Annuity Contract
                              Accumulation Fund
                              Senior Vice-President
                              The Paul Revere Variable Annuity Company

                         REPORT OF INDEPENDENT AUDITORS



The Owners of Variable Annuity Contracts of The Paul Revere
Variable Annuity Insurance Company and the Board of
Managers of The Paul Revere Variable Annuity Contract
Accumulation Fund of The Paul Revere Variable Annuity
Insurance Company


We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-qualified Portfolios) as of December 31, 1999 and 1998, including the statement of investments as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 1999, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 and 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 1999 and 1998, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 1999, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                  ERNST & YOUNG LLP


Chattanooga, Tennessee
January 24, 2000

Statements of Assets and Liabilities

                                                                                December 31,
                                                            1999          1998           1999             1998
                                                          Series Q      Series Q       Series N         Series N
                                                        (Qualified)   (Qualified)   (Non-Qualified)  (Non-Qualified)
                                                        ------------  ------------  ---------------  ---------------
ASSETS

Investments in securities at market value
 (Cost: Series Q 1999-$18,887,810, 1998-$19,178,659)
 (Cost: Series N 1999-$4,682,837, 1998-$5,278,593)
 (see Statement of Investments)                         $28,498,687   $26,260,278       $7,160,424       $7,250,200
Cash                                                          4,520        85,709          173,142           16,461
Dividends receivable                                          7,567        16,612            1,759            4,480
Receivable for investments sold                              65,167        75,057           17,005           26,456
                                                        -----------   -----------       ----------       ----------
   Total assets                                          28,575,941    26,437,656        7,352,330        7,297,597
                                                        -----------   -----------       ----------       ----------

LIABILITIES

Surrenders payable                                               --        15,146               --            3,663
Payable for investments purchased                            77,192       114,052           19,654           29,197
Payable to The Paul Revere Variable Annuity
 Insurance Company                                          497,587       362,848          219,872           81,081
Other                                                            --         2,202               --               58
                                                        -----------   -----------       ----------       ----------
   Total liabilities                                        574,779       494,248          239,526          113,999
                                                        -----------   -----------       ----------       ----------

TOTAL NET ASSETS                                        $28,001,162   $25,943,408       $7,112,804       $7,183,598
                                                        ===========   ===========       ==========       ==========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner                  $22,256,041   $21,615,662       $4,466,397       $5,144,222
Currently payable contracts                               5,745,121     4,327,746        2,646,407        2,039,376
                                                        -----------   -----------       ----------       ----------
   Total net assets                                     $28,001,162   $25,943,408       $7,112,804       $7,183,598
                                                        ===========   ===========       ==========       ==========

ACCUMULATION UNITS OUTSTANDING                            1,384,747     1,715,402          341,729          474,699
                                                        ===========   ===========       ==========       ==========

NET ASSET VALUE PER ACCUMULATION UNIT                       $20.221       $15.124          $20.814          $15.133
                                                        ===========   ===========       ==========       ==========


See accompanying notes to financial statements.

Statements of Changes in Net Assets

                                                                  For the years ended December 31,
                                                               1999             1998             1997
                                                             Series Q         Series Q         Series Q
                                                            (Qualified)      (Qualified)      (Qualified)
                                                          ---------------  ---------------  ---------------
INCREASE IN NET ASSETS

Operations:
Net investment income (loss)                                 $  (276,056)     $  (154,286)     $    34,747
Net realized gain on investments                               5,429,040        3,927,590        5,091,490
Net increase in unrealized appreciation of investments         2,529,347        2,960,111          307,210
                                                             -----------      -----------      -----------
 Increase in net assets from operations                        7,682,331        6,733,415        5,433,447
Contract receipts:
Gross purchase payments received                                  44,524           66,629           47,982
Deductions from purchase payments                                  2,074              852            2,060
                                                             -----------      -----------      -----------
 Net purchase payments received                                   42,450           65,777           45,922
Payments to contract owners:
Annuity payments to contract owners                              546,059          490,751          378,254
Terminations and withdrawals to contract owners                5,403,945        1,548,428        1,783,911
                                                             -----------      -----------      -----------
 Total payments to contract owners                             5,950,004        2,039,179        2,162,165
                                                             -----------      -----------      -----------
 Net contract payments to contract owners                     (5,907,554)      (1,973,402)      (2,116,243)
Other increases (decreases)                                      282,977         (282,853)          78,932
                                                             -----------      -----------      -----------
 Total increase in net assets                                  2,057,754        4,477,160        3,396,136

NET ASSETS

Beginning of year                                             25,943,408       21,466,248       18,070,112
                                                             -----------      -----------      -----------
End of year                                                  $28,001,162      $25,943,408      $21,466,248
                                                             ===========      ===========      ===========


                                                                  For the years ended December 31,
                                                               1999             1998             1997
                                                             Series N         Series N         Series N
                                                          (Non-qualified)  (Non-qualified)  (Non-qualified)
                                                          --------------   --------------   --------------
INCREASE IN NET ASSETS

Operations:
Net investment loss                                          $   (82,825)     $   (57,763)     $   (17,250)
Net realized gain on investments                               1,790,732        1,106,946        1,359,361
Net increase in unrealized appreciation of investments           505,981          830,473          115,793
                                                             -----------      -----------      -----------
 Increase in net assets from operations                        2,213,888        1,879,656        1,457,904
Contract receipts:
Gross purchase payments received                                   6,249            4,269            9,995
Deductions from purchase payments                                    246              307              647
                                                             -----------      -----------      -----------
 Net purchase payments received                                    6,003            3,962            9,348
Payments to contract owners:
Annuity payments to contract owners                              267,038          244,083          198,891
Terminations and withdrawals to contract owners                2,222,991          308,059          254,751
                                                             -----------      -----------      -----------
 Total payments to contract owners                             2,490,029          552,142          453,642
                                                             -----------      -----------      -----------
 Net contract payments to contract owners                     (2,484,026)        (548,180)        (444,294)
Other increases (decreases)                                      199,344         (165,154)          63,860
                                                             -----------      -----------      -----------
 Total increase (decrease) in net assets                         (70,794)       1,166,322        1,077,470

NET ASSETS

Beginning of year                                              7,183,598        6,017,276        4,939,806
                                                             -----------      -----------      -----------
End of year                                                  $ 7,112,804      $ 7,183,598      $ 6,017,276
                                                             ===========      ===========      ===========

See accompanying notes to financial statements.

Statements of Operations

                                                                     For the years ended December 31,
                                                                 1999            1998             1997
                                                              Series Q         Series Q         Series Q
                                                             (Qualified)      (Qualified)      (Qualified)
                                                            --------------   --------------   --------------
INVESTMENT INCOME

Income:
 Dividends                                                    $  122,168       $  151,836       $  211,880
 Interest                                                         19,589           57,336          138,669
                                                              ----------       ----------       ----------
  Total income                                                   141,757          209,172          350,549
                                                              ----------       ----------       ----------

Expenses:
 Mortality and expense risk fees                                 270,142          233,905          202,101
 Investment management and advisory service fees                 135,071          116,953          101,051
 Professional services                                            12,600           12,600           12,650
                                                              ----------       ----------       ----------
  Total expenses                                                 417,813          363,458          315,802
                                                              ----------       ----------       ----------

Net investment income (loss)                                    (276,056)        (154,286)          34,747
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                          5,429,040        3,927,590        5,091,490
Net increase in unrealized appreciation of investments         2,529,347        2,960,111          307,210
                                                              ----------       ----------       ----------
Net realized and unrealized gain on investments                7,958,387        6,887,701        5,398,700
                                                              ----------       ----------       ----------
Increase in net assets from operations                        $7,682,331       $6,733,415       $5,433,447
                                                              ==========       ==========       ==========


                                                                   For the years ended December 31,
                                                                1999             1998             1997
                                                              Series N         Series N         Series N
                                                           (Non-qualified)  (Non-qualified)  (Non-qualified)
                                                           --------------   --------------   --------------
INVESTMENT INCOME

Income:
 Dividends                                                    $   32,459       $   42,373       $   57,959
 Interest                                                            105            5,231           16,943
                                                              ----------       ----------       ----------
  Total income                                                    32,564           47,604           74,902
                                                              ----------       ----------       ----------

Expenses:
 Mortality and expense risk fees                                  71,886           65,204           56,375
 Investment management and advisory service fees                  35,943           32,603           28,187
 Professional services                                             7,560            7,560            7,590
                                                              ----------       ----------       ----------
  Total expenses                                                 115,389          105,367           92,152
                                                              ----------       ----------       ----------

Net investment loss                                              (82,825)         (57,763)         (17,250)
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                          1,790,732        1,106,946        1,359,361
Net increase in unrealized appreciation of investments           505,981          830,473          115,793
                                                              ----------       ----------       ----------
Net realized and unrealized gain on investments                2,296,713        1,937,419        1,475,154
                                                              ----------       ----------       ----------
Increase in net assets from operations                        $2,213,888       $1,879,656       $1,457,904
                                                              ==========       ==========       ==========

See accompanying notes to financial statements.

Statement of Investments
December 31, 1999

                                              Series Q (Qualified)                      Series N (Non-Qualified)
                                              --------------------                      ------------------------
Securities of                         Number                          % of      Number                             % of
Unaffiliated Companies                  of                 Market      Net       of                    Market       Net
                                      Shares     Cost       Value     Assets    Shares       Cost       Value     Assets
                                      ------  ----------  ----------  ------    ------     --------  -----------  ------
COMMON STOCKS

Aerospace/Defense
 Honeywell International, Inc.         1,880  $  118,042  $  108,453     0.39%     480     $ 30,139   $   27,690    0.39%
                                              ----------  ----------                       --------  -----------

Auto - Original Equipment
 Danaher Corporation                   2,660     177,156     128,345     0.46%     610       40,202       29,433    0.41%
                                              ----------  ----------                       --------  -----------

Broadcasting
 CBS Corporation                       6,240     219,183     398,970             1,560       55,513       99,743
 Clear Channel Communications          2,856     151,169     254,898               654       33,836       58,370
 Comcast Corporation Class A Special   6,330     227,702     318,083             1,630       58,569       81,908
 Entercom Communications Corp.         3,170     114,120     209,219               810       29,160       53,460
 Infinity Broadcasting Corporation    10,100     257,423     365,494             2,730       69,617       98,791
 Media One Group, Inc.                 3,270     269,860     251,177               820       67,602       62,986
 Univision Communications, Inc.        2,970     109,305     303,497               750       27,788       76,641
                                              ----------  ----------                       --------  -----------
                                               1,348,762   2,101,338     7.50%              342,085      531,899    7.48%
                                              ----------  ----------                       --------  -----------

Computer Software - PC
 Ceridian Corporation                  8,810     222,562     189,966             2,130       53,129       45,927
 International Business Machines Corp.   400      54,083      43,199                80       10,817        8,640
 Microsoft Corporation                13,260     654,462   1,548,105             3,280      160,486      382,940
                                              ----------  ----------                       --------  -----------
                                                 931,107   1,781,270     6.36%              224,432      437,507    6.15%
                                              ----------  ----------                       --------  -----------

Computer Software - Systems
 Affiliated Computer Services Class A  5,740     201,126     264,040             1,470       51,124       67,620
 BMC Software, Inc.                    7,520     264,389     601,130             1,880       66,701      150,282
 Cisco Systems, Inc.                   7,030     460,862     753,089             1,730      113,558      185,326
 Citrix Systems, Inc.                  2,080     111,956     255,840               330       19,210       40,590
 Computer Associates  Int'l, Inc.      4,560     272,891     318,914             1,150       68,994       80,428
 Compuware Corporation                 9,510     181,262     354,248             2,310       44,090       86,048
 Comverse Technology, Inc.               590      69,903      85,403               180       21,326       26,054
 DST Systems, Inc.                     3,170     169,649     241,911               820       44,546       62,576
 EMC Corporation                       3,860      76,782     421,705               990       19,339      108,158
 First Data Corporation                6,150     275,305     303,272             1,540       69,188       75,941
 Galileo International, Inc.           2,080      91,124      62,270               480       20,629       14,370
 General Instrument Corporation        2,970     113,038     252,450               750       28,545       63,750
 Liberate Technologies, Inc.             490      82,347     125,930               140       23,528       35,980
 Network Solutions, Inc.                 490      39,093     106,606                80        6,383       17,405
 Oracle Corporation                    8,410     162,859     942,445             2,095       48,509      234,771
 Phone.com, Inc.                         500      82,937      57,969                90       14,929       10,434
 S1 Corporation                        2,380      83,831     185,938               570       20,077       44,531
 Siebel Systems, Inc.                  3,960     121,673     332,640               990       30,393       83,160
 SunGard Data Systems, Inc.            4,350     172,164     103,313             1,060       41,932       25,175
 Sun Microsystems, Inc.                5,310     189,639     411,193             1,250       46,255       96,797
 Synopsys, Inc.                        1,580      80,580     105,465               410       20,910       27,368
 Veritas Software Corporation          3,020     118,015     432,238               740       28,840      105,913
                                              ----------  ----------                       --------  -----------
                                               3,421,425   6,718,009    24.00%              849,006    1,642,677   23.10%
                                              ----------  ----------                       --------  -----------

Consumer Goods & Services
 Clorox Company                        2,680     147,870     135,005               750       41,251       37,781
 Dial Corporation                      4,660     116,653     113,295             1,140       28,192       27,716
 Tyco International, Ltd.             17,232     246,159     669,894             3,950       56,903      153,556
                                              ----------  ----------                       --------  -----------
                                                 510,682     918,194     3.28%              126,346      219,053    3.08%
                                              ----------  ----------                       --------  -----------

Containers
 Corning, Inc.                         4,060     280,881     523,486     1.87%     990       68,370      127,648    1.79%
                                              ----------  ----------                       --------  -----------

Electrical Equipment
 Agilent Technologies, Inc.              340      10,200      26,286                80        2,400        6,185
 General Electric Company              4,160     460,509     643,759               990       98,172      153,202
 Hitachi Ltd. - ADR                      500      68,125      80,938               100       13,625       16,188
 Teradyne, Inc.                        3,760     109,333     248,160               990       28,587       65,340
                                              ----------  ----------                       --------  -----------
                                                 648,167     999,143     3.57%              142,784      240,915    3.39%
                                              ----------  ----------                       --------  -----------

See accompanying notes to financial statements.

Statement of Investments (continued)
December 31, 1999

                                                 Series Q (Qualified)                       Series N (Non-Qualified)
                                                 --------------------                       ------------------------
                                         Number                           % of     Number                              % of
                                           of                 Market       Net       of                     Market     Net
                                         Shares      Cost      Value     Assets    Shares        Cost       Value     Assets
                                         ------    -------    -------  ----------  ------      --------  -----------  ------
Electronics
 Analog Devices, Inc.                     5,350  $  143,207  $  497,550              1,410      $ 39,986     $131,129
 Intel Corporation                        5,650     424,356     465,065              1,390       104,859      114,414
 W. W. Grainger, Inc.                     2,280     113,457     109,013                570        28,354       27,253
                                                 ----------   ---------                         --------  -----------
                                                    681,020   1,071,628       3.83%              173,199      272,796    3.84%
                                                 ----------   ---------                         --------  -----------

Energy
 Conoco, Inc. Class B                     4,250     118,097     105,719              1,060        29,466       26,368
 Exxon Mobil Corporation                  3,100     258,130     249,743                780        64,949       62,839
 Halliburton Company                      2,000      75,069      80,500                500        18,767       20,125
 Williams Companies, Inc.                 3,670     175,877     112,164                900        43,125       27,506
                                                 ----------   ---------                         --------  -----------
                                                    627,173     548,126       1.96%              156,307      136,838    1.92%
                                                 ----------   ---------                         --------  -----------

Entertainment
 Carnival Corporation Class A             1,290      58,127      61,678                330        14,870       15,778
 Time Warner, Inc.                        6,340     225,104     459,254              1,560        51,296      113,002
                                                 ----------   ---------                         --------  -----------
                                                    283,231     520,932       1.86%               66,166      128,780    1.81%
                                                 ----------   ---------                         --------  -----------

Financial Institutions
 American Express Company                   890      98,687     147,963                240        24,680       39,900
 Associates First Capital Corporation     6,530     233,155     179,167              1,630        60,063       44,723
 Chase Manhattan Corporation              1,580     118,312     122,746                420        31,450       32,629
 Citigroup, Inc.                          4,750     189,015     263,921              1,230        48,849       68,342
 Morgan Stanley Dean Witter,
    Discover and Company                  2,480     215,896     354,020                650        57,984       92,788
 Providian Financial Corporation          1,580     149,252     143,879                420        40,307       38,246
 State Street Corporation                 4,060     283,092     296,634              1,060        73,385       77,446
                                                 ----------   ---------                         --------  -----------
                                                  1,287,409   1,508,330       5.39%              336,718      394,074    5.54%
                                                 ----------   ---------                         --------  -----------

Food & Beverage
 Seagram Company, Ltd.                    1,580      71,105     71,001        0.25%    420        18,901       18,874    0.27%
                                                 ----------   ---------                         --------  -----------

Insurance
 American International Group, Inc.       2,695     248,169     291,397                725        66,827       78,391
 AXA Financial, Inc.                      6,540     191,633     221,543              1,630        47,297       55,216
 CIGNA Corporation                        1,870     169,088     150,652                450        40,663       36,253
 Lincoln National Corporation             2,970     120,634     118,800                740        30,891       29,600
                                                 ----------   ---------                         --------  -----------
                                                    729,524     782,392       2.80%              185,678      199,460    2.80%
                                                 ----------   ---------                         --------  -----------

Leisure Time
 Royal Caribbean Cruises Ltd.                                                          480        19,421       23,670    0.33%
                                                                                                --------  -----------

Medical & Health Products
 American Home Products Corporation       5,740     310,338     226,371              1,480        80,074       58,368
 Bausch & Lomb, Inc.                      2,680     185,786     183,413                680        47,178       46,538
 Bristol Myers Squibb Company             5,140     240,932     329,924              1,310        60,209       84,086
 Elan Corp., Plc - ADR                    5,702     201,627     168,208
 Guidant Corporation                      3,560     158,023     167,320                900        41,552       42,300
 Medtronic, Inc.                          6,630     238,763     241,581              1,560        56,271       56,842
 Pharmacia & Upjohn, Inc.                 5,040     291,925     226,800              1,230        71,159       55,350
                                                 ----------   ---------                         --------  -----------
                                                  1,627,394   1,543,617       5.51%              356,443      343,484    4.83%
                                                 ----------   ---------                         --------  -----------

Printing & Publishing
 Scholastic Corporation                   1,580      66,360      98,256                410        17,220       25,497
 Tribune Company                          4,950     201,000     272,559              1,310        53,461       72,132
                                                 ----------   ---------                         --------  -----------
                                                    267,360     370,815       1.32%               70,681       97,629    1.37%
                                                 ----------   ---------                         --------  -----------

Restaurants
 McDonald's Corporation                   2,600      88,807     104,813                900        32,749       36,281
 Wendy's International, Inc.              4,840     115,214      99,825              1,230        29,344       25,369
                                                 ----------   ---------                         --------  -----------
                                                    204,021     204,638       0.73%               62,093       61,650    0.87%
                                                 ----------   ---------                         --------  -----------

Semiconductor Equipment
 Applied Materials, Inc.                  1,090      69,215     138,089                240        15,240       30,405
 KLA-Tencor Corporation                     490      43,365      54,574                 90         7,965       10,024
 Novellus Systems, Inc.                   1,980     128,096     242,612                480        31,120       58,815
                                                 ----------   ---------                         --------  -----------
                                                    240,676     435,275       1.55%               54,325       99,244    1.40%
                                                 ----------   ---------                         --------  -----------

See accompanying notes to financial statements.

Statement of Investments (continued)
December 31, 1999

                                                   Series Q (Qualified)                       Series N (Non-Qualified)
                                                   --------------------                       ------------------------
                                           Number                               % of     Number                              % of
                                             of                    Market        Net       of                    Market      Net
                                           Shares      Cost         Value      Assets    Shares      Cost        Value      Assets
                                           ------    -------       -------   ----------  ------   ----------  -----------   ------
Semiconductors
 Altera Corporation                         4,350  $   131,588  $   215,597             1,140    $   34,485   $   56,501
 Atmel Corporation                         12,580      233,560      371,896             3,130        58,111       92,531
 LSI Logic Corporation                      6,330      166,370      427,275             1,560        40,918      105,300
 Motorola, Inc.                             3,070      227,997      452,058               820        61,608      120,744
 National Semiconductor Corp.               5,940      154,301      254,306             1,480        38,250       63,363
 Texas Instruments, Inc.                    2,180      111,173      211,188               560        28,422       54,250
                                                   -----------  -----------                      ----------   ----------
                                                     1,024,989    1,932,320    6.90%                261,794      492,689     6.93%
                                                   -----------  -----------                      ----------   ----------
Stores
 BJ's Wholesale Club, Inc.                  5,440       86,382      198,560             1,310        21,818       47,815
 CVS Corporation                            7,030      259,393      280,761             1,720        64,745       68,693
 Lowe's Companies, Inc.                     4,550      182,411      271,862             1,150        44,182       68,713
 Office Depot, Inc.                        11,730      144,539      128,297             2,380        30,155       26,031
 Tandy Corporation                          2,600      127,350      127,888               680        33,436       33,448
 TJX Companies, Inc.                        6,530      188,638      133,457             1,630        47,042       33,313
                                                   -----------  -----------                      ----------   ----------
                                                       988,713    1,140,825    4.07%                241,378      278,013     3.91%
                                                   -----------  -----------                      ----------   ----------
Supermarkets
 Kroger Company                            13,860      234,233      261,608             3,450        57,596       65,119
 Safeway Inc.                               3,270      111,089      116,289               770        25,981       27,383
 Wal-Mart Stores, Inc.                      6,530      133,430      451,386             1,630        30,330      112,674
                                                   -----------  -----------                      ----------   ----------
                                                       478,752      829,283    2.96%                113,907      205,176     2.88%
                                                   -----------  -----------                      ----------   ----------
Telecommunications
 Ancor Communications, Inc.                   875       67,267       59,391               215        16,533       14,593
 AT&T Canada, Inc.                          2,380       75,326       95,795               330        10,333       13,283
 AT&T Corporation                           4,360      115,605      247,429             1,150        30,492       65,263
 Broadwing, Inc.                            1,690       32,734       62,319               420         8,135       15,488
 Cable & Wireless Plc - ADR                 2,800      137,047      148,225               680        33,283       35,998
 California Amplifier, Inc.                 2,400       67,425       63,150               680        19,003       17,893
 CenturyTel, Inc.                           4,850      136,144      229,769             1,230        35,436       58,271
 EchoStar Communications
    Corporation Class A                       300       21,300       29,250                90         6,390        8,775
 Ericsson L M Tel Co. - ADR Series B                                                    1,720        71,495      112,982
 GTE Corporation                            2,480      184,401      174,995               570        42,580       40,221
 Global Crossing Ltd.                       1,400       62,823       70,000               390        17,484       19,500
 Global TeleSystems Group, Inc.             2,290       79,687       79,291               600        20,877       20,775
 Hearst-Argyle Television, Inc.             2,180       56,063       58,043               570        14,602       15,176
 Jazztel Plc - ADR                          2,710      129,110      176,489               690        32,545       44,936
 MCI Worldcom, Inc.                        10,095      293,103      535,666             2,445        70,736      129,738
 Nextel Communications, Inc. Class A        2,770      148,142      285,656               650        35,606       67,031
 Nokia Corp. - ADR Series A                                                               660        82,295      125,399
 Nortel Networks Corporation                5,350      161,939      540,350             1,310        39,600      132,310
 NTL, Inc.                                  1,490      123,718      185,878               340        26,945       42,415
 Sprint Corporation PCS Group               3,280      247,101      336,199               870        68,187       89,174
 Telesystem International Wireless          4,000      121,317      149,000             1,100        33,070       40,975
 Tritel, Inc.                                  40          720        1,268                10           180          317
 Williams Communications Group                640       14,720       18,520               145         3,335        4,196
                                                   -----------  -----------                      ----------   ----------
                                                     2,275,692    3,546,683   12.67%                719,142    1,114,709    15.67%
                                                   -----------  -----------                      ----------   ----------
Transportation
 Harley-Davidson, Inc.                      2,180       89,601      139,656    0.50%      570        23,320       36,516     0.51%
                                                   -----------  -----------                      ----------   ----------

Total Common Stocks                                 18,312,882   27,923,759   99.73%              4,682,837    7,160,424   100.67%
                                                   -----------  -----------                      ----------   ----------

Short-Term Investments
 Federal Home Loan Mortgage Corporation
     1 1/2% Due 1/3/2000                               574,928      574,928    2.05%
                                                   -----------  -----------

Total Investments                                   $18,887,810   28,498,687  101.78%             $4,682,837    7,160,424   100.67%
                                                   ============  -----------                      ==========   ----------

Other Assets Less Liabilities                                       (497,525)  (1.78%)                            (47,620)   (0.67%)
                                                                 -----------                                   ----------

Total Net Assets                                                 $28,001,162  100.00%                          $7,112,804   100.00%
                                                                 ===========                                  ===========

See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios

                                                              Years Ended December 31,
                                                      1999      1998      1997     1996    1995
                                                    --------  --------  --------  ------  ------
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                   $ 0.094   $ 0.116   $ 0.177   $0.153  $0.119
Expenses                                              0.277     0.202     0.159    0.133   0.096
                                                    -------   -------   -------   ------  ------

Net investment income (loss)                         (0.183)   (0.086)    0.018    0.020   0.023
Net realized and unrealized gains on investments      5.280     3.836     2.723    1.551   1.711
                                                    -------   -------   -------   ------  ------

Net increase in net asset value                       5.097     3.750     2.741    1.571   1.734
Accumulation unit net asset value:
 Beginning of year                                   15.124    11.374     8.633    7.062   5.328
                                                    -------   -------   -------   ------  ------
 End of year                                        $20.221   $15.124   $11.374   $8.633  $7.062
                                                    =======   =======   =======   ======  ======


Series N (Non-qualified)

Investment income                                   $ 0.083   $ 0.096   $ 0.135   $0.137  $0.117
Expenses                                              0.296     0.212     0.166    0.134   0.109
                                                    -------   -------   -------   ------  ------

Net investment income (loss)                         (0.213)   (0.116)   (0.031)   0.003   0.008
Net realized and unrealized gains on investments      5.894     3.891     2.660    1.459   1.769
                                                    -------   -------   -------   ------  ------

Net increase in net asset value                       5.681     3.775     2.629    1.462   1.777
Accumulation unit net asset value:
 Beginning of year                                   15.133    11.358     8.729    7.267   5.490
                                                    -------   -------   -------   ------  ------
 End of year                                        $20.814   $15.133   $11.358   $8.729  $7.267
                                                    =======   =======   =======   ======  ======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                             Years Ended December 31,
                                                                      1999     1998     1997     1996    1995
                                                                     -----    -----    -----    -----   -----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance               1.56%    1.57%    1.59%    1.57%   1.55%
Net investment income (loss) to average accumulation fund balance    (1.03%)  (0.67%)   0.18%    0.24%   0.38%
Portfolio turnover rate                                                 98%     143%     130%      78%     64%
Accumulation units outstanding at the end of the year
 (in thousands)                                                      1,385    1,715    1,887    2,093   5,491

Series N (Non-qualified)

Operating expenses to average accumulation fund balance               1.62%    1.63%    1.67%    1.69%   1.71%
Net investment income (loss) to average accumulation fund balance    (1.16%)  (0.90%)  (0.31%)   0.04%   0.13%
Portfolio turnover rate                                                103%     143%     139%      94%     67%
Accumulation units outstanding at the end of the year
 (in thousands)                                                        342      475      530      566     586




See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios (continued)

                                                                        Years Ended December 31,
                                                               1994      1993      1992     1991     1990
                                                             --------  --------  --------  ------  --------
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                            $ 0.081   $ 0.054   $ 0.068   $0.093  $ 0.116
Expenses                                                       0.073     0.079     0.076    0.066    0.055
                                                             -------   -------   -------   ------  -------

Net investment income (loss)                                   0.008    (0.025)   (0.008)   0.027    0.061
Net realized and unrealized gains (losses) on investments     (0.020)    0.291     0.159    1.295   (0.107)
                                                             -------   -------   -------   ------  -------

Net increase (decrease) in net asset value                    (0.012)    0.266     0.151    1.322   (0.046)
Accumulation unit net asset value:
 Beginning of year                                             5.340     5.074     4.923    3.601    3.647
                                                             -------   -------   -------   ------  -------
 End of year                                                 $ 5.328   $ 5.340   $ 5.074   $4.923  $ 3.601
                                                             =======   =======   =======   ======  =======


Series N (Non-qualified)

Investment income                                            $ 0.099   $ 0.055   $ 0.071   $0.085  $ 0.111
Expenses                                                       0.102     0.092     0.094    0.076    0.072
                                                             -------   -------   -------   ------  -------

Net investment income (loss)                                  (0.003)   (0.037)   (0.023)   0.009    0.039
Net realized and unrealized gains (losses) on investments     (0.023)    0.318     0.194    1.361   (0.102)
                                                             -------   -------   -------   ------  -------

Net increase (decrease) in net asset value                    (0.026)    0.281     0.171    1.370   (0.063)
Accumulation unit net asset value:
 Beginning of year                                             5.516     5.235     5.064    3.694    3.757
                                                             -------   -------   -------   ------  -------
 End of year                                                 $ 5.490   $ 5.516   $ 5.235   $5.064  $ 3.694
                                                             =======   =======   =======   ======  =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                              Years Ended December 31,
                                                                      1994     1993     1992     1991    1990
                                                                     -----    -----    -----    -----   -----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance               1.55%    1.56%    1.56%    1.56%   1.58%
Net investment income (loss) to average accumulation fund balance     0.17%   (0.50%)  (0.17%)   0.64%   1.76%
Portfolio turnover rate                                                 64%      59%      61%      98%     80%
Accumulation units outstanding at the end of the year
 (in thousands)                                                      5,597    5,700    5,753    5,839   5,961

Series N (Non-qualified)

Operating expenses to average accumulation fund balance               1.73%    1.73%    1.74%    1.76%   1.80%
Net investment income (loss) to average accumulation fund balance    (0.05%)  (0.69%)  (0.42%)   0.21%   0.96%
Portfolio turnover rate                                                 62%      62%      66%     109%     84%
Accumulation units outstanding at the end of the year
 (in thousands)                                                        604      640      662      684     735




See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 1999


1.   Organization

     The Paul Revere Variable Annuity Contract Accumulation Fund ("the Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   Accounting policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 1999, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   Investment advisor

     Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4.   Investment sub-advisor

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

December 31, 1999


5.   Federal income taxes

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   Security transactions

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                     Series Q (Qualified)      Series N (Non-qualified)
                                  ------------------------     ------------------------
                                   Purchases      Sales        Purchases        Sales
                                  -----------  -----------     ----------    ----------

December 31, 1999                 $26,239,570  $32,534,476     $7,337,386    $9,723,875
December 31, 1998                 $32,319,947  $34,029,792     $9,057,438    $9,643,236

     At December 31, 1999, net unrealized appreciation of investments in Series Q, amounting to $9,610,877, consisted of unrealized gains of $10,332,641 and unrealized losses of $721,764 net unrealized appreciation of investment in Series N, amounting to $2,477,587, consisted of unrealized gains of $2,646,805 and unrealized losses of $169,218.

7.   Accumulation units

     The change in the number of accumulation units outstanding were as follows:

                                                               Series Q (Qualified)
                                                        ----------------------------------
                                                           1999        1998        1997
                                                        ----------  ----------  ----------

Units outstanding at beginning of year                  1,715,402   1,887,352   2,093,030
Units credited to contracts:
Net purchase payments                                       2,667       5,076       4,552
Units withdrawn from contracts:
Annuity payments                                           33,671      37,790      37,490
Terminations and withdrawals                              317,549     117,096     179,873
                                                        ---------   ---------   ---------
Net units withdrawn                                       351,220     154,886     217,363
Contract units withdrawn in excess of units credited     (348,553)   (149,810)   (212,811)
Other increases (decreases)                                17,898     (22,140)      7,133
                                                        ---------   ---------   ---------
Net decrease in units                                    (330,655)   (171,950)   (205,678)
                                                        ---------   ---------   ---------
Units outstanding at end of year                        1,384,747   1,715,402   1,887,352
                                                        =========   =========   =========


December 31. 1999


7.   Accumulation units (continued)

                                                          Series N (Non-qualified)
                                                        -----------------------------
                                                          1999       1998      1997
                                                        ---------  --------  --------

Units outstanding at beginning of year                   474,699   529,795   565,935
Units credited to contracts:
Net purchase payments                                        360       317       927
Units withdrawn from contracts:
Annuity payments                                          16,231    18,886    19,617
Terminations and withdrawals                             129,499    23,488    24,629
                                                        --------   -------   -------
Net units withdrawn                                      145,730    42,374    44,246
                                                        --------   -------   -------
Contract units withdrawn in excess of units credited    (145,370)  (42,057)  (43,319)
Other increases (decreases)                               12,400   (13,039)    7,179
                                                        --------   -------   -------
Net decrease in units                                   (132,970)  (55,096)  (36,140)
                                                        --------   -------   -------
Units outstanding at end of year                         341,729   474,699   529,795
                                                        ========   =======   =======

8.   Commitments

     On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity, assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions subsequent to June 1, 1998 and daily unit value calculations subsequent to September 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are deducted from the Fund as shown in the Statements of Operations.